Long term debt - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 09, 2020	Mar. 11, 2019	Aug. 08, 2017	May 11, 2017	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 27, 2018	Jun. 13, 2016
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				13.00%
Debt Instrument, Face Amount						$ 44,206	$ 42,457	$ 40,778
Debt Instrument, Payment Terms				Interest is payable on a quarterly basis through the full term of the loan. Interest payments may be split, at the Company’s option, between 9% per annum cash interest and 4% per annum paid in-kind interest in the form of additional term loans until March 31, 2020. Subsequent to March 31, 2020, interest shall be payable entirely in cash. If certain revenue milestones are met by the Company, the period in which the Company, at its option, may split its interest payments between 9% per annum cash interest and 4% per annum paid in-kind interest in the form of additional term loans may be extended to March 31, 2022.
Paid-in-Kind Interest						1,749	$ 1,679	778
Long-term Debt						$ 47,742
Debt Instrument, Interest Rate, Effective Percentage						17.00%
Number of Warrants Issued				700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.00
Warrants Not Settleable in Cash, Fair Value Disclosure				$ 1,200
Other Expense on Modification of Long Term Debt								$ 1,451
Crg [Member]
Debt Instrument [Line Items]
Warrants Exercise Term				5 years
CRG- managed Funds [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											$ 30,000
Long-term debt											$ 20,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%					14.00%
Warrant Term				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2.50
Warrants Not Settleable in Cash, Fair Value Disclosure										$ 936
Class of Warrants Issued					800,000
CRG- managed Funds [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Long-term debt											$ 20,000
CRG- managed Funds [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount											5,000
CRG- managed Funds [Member] | Third Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount											$ 5,000
Term Loan Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 10,000	$ 50,000
Proceeds from Lines of Credit			$ 10,000
Debt Instrument, Maturity Date				Mar. 31, 2022
Term Loan Agreement [Member] | Crg [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		13.00%
Line of credit, additional credit facility		$ 10,000
Discretion of the Company, Increments		2,500
Debt instrument expenses		$ 250
Subsequent Event [Member] | Term Loan Agreement [Member] | Crg [Member]
Debt Instrument [Line Items]
Prepayment of Term Loan Agreement	$ 2,000
Fee percentage									8.00%
Subsequent Event [Member] | Term Loan Agreement [Member] | Crg [Member] | Prepayments Of Principal [Member]
Debt Instrument [Line Items]
Prepayment of Term Loan Agreement	1,777
Subsequent Event [Member] | Term Loan Agreement [Member] | Crg [Member] | Back End Facility Fees Member [Member]
Debt Instrument [Line Items]
Prepayment of Term Loan Agreement	142
Subsequent Event [Member] | Term Loan Agreement [Member] | Crg [Member] | Interest Expense [Member]
Debt Instrument [Line Items]
Prepayment of Term Loan Agreement	45
Subsequent Event [Member] | Term Loan Agreement [Member] | Crg [Member] | Prepayment Fees [Member]
Debt Instrument [Line Items]
Prepayment of Term Loan Agreement	$ 36